EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE
Schedule of the computation of basic and diluted earnings per share

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	(Note2) USD
				Unaudited
Net Income attributable to Yintech	481,957	403,015	930,668	134,043
Basic weighted average number of ordinary shares outstanding	1,000,000,000	1,000,000,000	1,178,140,974	1,178,140,974
Effect of dilutive share options and RSUs	8,572,887	52,614,121	69,590,143	69,590,143

Dilutive weighted average number of ordinary shares	1,008,572,887	1,052,614,121	1,247,731,117	1,247,731,117

Basic earnings per share	0.48	0.40	0.79	0.11
Diluted earnings per share	0.48	0.38	0.75	0.11